Nature of business and organization (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 17, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reverse stock split		1-for-10
Number of shares cancelled		50,000
Private securities offering [Member]
Percentage of holding			100.00%
Number of shares exchanged			161,500,000
Sale of common stock private placement	50,000		1,450,000
Share Price		$ 1.00	$ 0.10
China Bio [Member]
Percentage of holding		100.00%	100.00%
Zhong Yuan Investment [Member]
Percentage of holding		100.00%	100.00%
Number of shares exchanged		161,500,000	161,500,000
Shares Outstanding			170,000,000	170,000,000
Percentage of shares Outstanding		95.00%	95.00%
BF Beijing [Member]
Percentage of holding		100.00%	100.00%
Cash consideration		$ 1,351,500	$ 1,351,500